EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE

15. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Year Ended December 31,
	2012	2013	2014
Income attributable to holders of ordinary shares—basic and diluted	$86,584	$114,567	$112,158

Weighted-average ordinary shares outstanding used in computing basic earnings per share	568,366,612	567,316,438	563,813,578
Plus: shares attributable to convertible notes, if converted	2,488,636	—	—
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stock units	11,523,501	14,707,163	12,777,793

Shares used in calculating diluted earnings per share	582,378,749	582,023,601	576,591,371

Basic earnings per share	$0.15	$0.20	$0.20

Diluted earnings per share	$0.15	$0.20	$0.19

For the years ended December 31, 2012, 2013 and 2014, the following outstanding securities were excluded from the calculation of diluted earnings per share because their effect would be anti-dilutive:

	Year Ended December 31,
	2012	2013	2014
Share options and nonvested restricted stock units granted	3,803,339	150,000	78,454